Cryptocurrencies - Schedule of Cryptocurrencies Holdings (Details)	12 Months Ended
Dec. 31, 2024 CNY (¥)
Bitcoin Fair Value [Member]
Schedule of Cryptocurrencies Holdings [Line Items]
Cryptocurrencies at December 31, 2023
Additions of cryptocurrencies:
Purchases	249,257,750
Acquired through issuance of ordinary shares	7,451,476
Disposition of cryptocurrencies
Unrealized loss on cryptocurrencies	(15,744,170)
Foreign currency translation adjustment	1,923,962
Digital assets at December 31, 2024	242,889,018
USDT Fair Value [Member]
Schedule of Cryptocurrencies Holdings [Line Items]
Cryptocurrencies at December 31, 2023
Additions of cryptocurrencies:
Purchases
Acquired through issuance of ordinary shares	28,842,982
Disposition of cryptocurrencies	(28,842,915)
Unrealized loss on cryptocurrencies
Foreign currency translation adjustment
Digital assets at December 31, 2024	¥ 67